Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net (loss) income for the year	$ (106,027)	$ 554,889
Adjustments for:
Depreciation and depletion	188,837	198,134
Finance expense	40,352	41,551
Change in fair value of derivatives	53,834	(90,643)
Settlements of derivatives	(31,837)	(46,308)
Loss (gain) on disposals and write-downs of assets	12,232	(81,970)
Gain on bargain purchase of Premier Gold Mines Limited ("Premier")	0	(81,432)
Gain on reclassification of investment in Solaris Resources Inc.	0	(186,067)
Unrealized foreign exchange loss (gain)	12,612	(2,963)
Income tax expense (recovery)	7,620	(19,854)
Income taxes paid	(22,124)	(24,934)
Other	(11,206)	3,719
Operating cash flow before changes in non-cash working capital	144,293	264,122
Changes in non-cash working capital	(87,820)	56,656
Cash provided by (used in) operating activities	56,473	320,778
Investing activities
Expenditures on mineral properties, plant and equipment	(557,074)	(344,224)
Purchase of marketable securities	(7,421)	0
Dispositions of marketable securities	92,021	0
Investment in associates	(3,343)	(40,860)
Net proceeds on disposals of assets	55,604	90,478
Other	1,211	(10,323)
Cash provided by (used in) investing activities	(419,002)	(347,567)
Financing activities
Draw down on credit facility	299,800	0
Repayment of loans and borrowings	(13,333)	(30,983)
Interest paid	(33,590)	(22,112)
Lease payments	(23,849)	(24,309)
Net proceeds from issuance of shares	7,219	59,498
Proceeds from exercise of warrants and stock options	11,488	17,655
Net proceeds from other financing activities	9,600	0
Transaction costs and other	(3,024)	(1,344)
Cash provided by (used in) financing activities	254,311	(1,595)
Effect of foreign exchange on cash and cash equivalents	(1,086)	(6,469)
Decrease in cash and cash equivalents	(109,304)	(34,853)
Cash and cash equivalents – beginning of year	305,498	344,926
Cash and cash equivalents – end of year	200,769	310,073
Cash and cash equivalents reclassified as held for sale	0	(4,575)
Cash and cash equivalents, excluding amounts classified as held for sale – end of year	200,769	305,498
Greenstone
Investing activities
Investment in associates	0	(50,905)
Premier
Adjustments for:
Gain on bargain purchase of Premier Gold Mines Limited ("Premier")		(81,400)
Investing activities
Acquisition of Premier	$ 0	$ 8,267